Long-Term Debt and Short-Term Borrowings (Details) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Current portion of long-term debt USD ($)	Dec. 31, 2012 Current portion of long-term debt USD ($)	Dec. 31, 2013 Commercial paper USD ($)	Dec. 31, 2012 Commercial paper USD ($)	Dec. 31, 2013 Other borrowings USD ($)	Dec. 31, 2012 Other borrowings USD ($)	Dec. 31, 2013 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2013 Fixed rate Eurobond Due 2014 EUR (€)	Dec. 31, 2012 Fixed rate Eurobond Due 2014 USD ($)	Dec. 31, 2013 Fixed rate Medium-term note due 2016 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note due 2016 USD ($)	Dec. 31, 2013 Fixed rate Medium-term note which matured in 2013 USD ($)	Dec. 31, 2012 Fixed rate Medium-term note which matured in 2013 USD ($)	Dec. 31, 2013 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2012 Fixed rate 30-year bond due 2037 USD ($)	Dec. 31, 2013 Fixed rate medium term note due 2017 USD ($)	Dec. 31, 2012 Fixed rate medium term note due 2017 USD ($)	Dec. 31, 2013 Fixed rate medium term note due 2022 USD ($)	Dec. 31, 2012 Fixed rate medium term note due 2022 USD ($)	Dec. 31, 2013 Fixed rate Eurobond Due 2021 USD ($)	Dec. 31, 2013 Fixed rate Eurobond Due 2021 EUR (€)	Dec. 31, 2012 Fixed rate Eurobond Due 2021 USD ($)	Dec. 31, 2013 Floating rate Eurobond Due 2021 USD ($)	Dec. 31, 2013 Floating rate Eurobond Due 2021 EUR (€)	Dec. 31, 2012 Floating rate Eurobond Due 2021 USD ($)	Dec. 31, 2013 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2013 Floating rate Eurobond Due 2014 EUR (€)	Dec. 31, 2012 Floating rate Eurobond Due 2014 USD ($)	Dec. 31, 2013 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2012 Fixed rate 30-year debenture due 2028 USD ($)	Dec. 31, 2013 Floating Rate UK Borrowing Due December 2015 USD ($)	Dec. 31, 2013 Floating Rate UK Borrowing Due December 2015 GBP (£)	Dec. 31, 2012 Floating Rate UK Borrowing Due December 2015 USD ($)	Dec. 31, 2013 Floating rate note due 2041 USD ($)	Dec. 31, 2012 Floating rate note due 2041 USD ($)	Dec. 31, 2013 Floating rate note due 2044 USD ($)	Dec. 31, 2012 Floating rate note due 2044 USD ($)	Dec. 31, 2004 Floating rate note due 2044 USD ($)	Dec. 31, 2013 Various fixed and floating rate Other borrowings due 2014-2040 USD ($)	Dec. 31, 2012 Various fixed and floating rate Other borrowings due 2014-2040 USD ($)	Dec. 31, 2013 Eurobond 750 Million Euros Issued July 2007 USD ($)	Jul. 31, 2007 Eurobond 750 Million Euros Issued July 2007 EUR (€)	Dec. 31, 2013 Eurobond 275 Million Euros Issued December 2007 USD ($)	Dec. 31, 2007 Eurobond 275 Million Euros Issued December 2007 EUR (€)	Dec. 31, 2013 Eurobond 600 Million Euros Issued November 2013 USD ($)	Nov. 30, 2013 Eurobond 600 Million Euros Issued November 2013 EUR (€)
Long-Term Debt
Principal amount										€ 775		$ 1,000				$ 750		$ 650		$ 600			€ 300			€ 300			€ 250		$ 330			£ 66		$ 97		$ 59		$ 60			$ 1,042	€ 750	$ 382	€ 275	$ 815	€ 600
Interest rate - effective			3.05%				5.35%		4.30%	4.30%		1.62%				5.73%		1.10%		2.17%		1.97%	1.97%		0.57%	0.57%		0.43%	0.43%		6.01%		1.35%	1.35%		0.00%		0.00%			0.64%
Total long-term debt	5,912	5,902	1,586	986					1,075		1,034	995	994	0	850	748	747	648	647	592	592	411		0	404		0	349		349	346	347	109		106	97	97	59	59		79	80
Long-term debt - excluding current portion - carrying value	4,326	4,916
Short-Term Borrowings and Current Portion of Long-Term Debt
Total short-term borrowings and current portion of long-term debt	1,683	1,085			0	0	97	99
Weighted-Average Effective Interest Rate
Short-term weighted-average effective interest rate	3.18%	3.91%
Long-term weighted-average effective interest rate	2.56%	3.16%
Maturities of long-term debt
2014	1,586
2015	109
2016	996
2017	720
2018	0
After 2018	2,501
Floating rate note payments due in 2014	156
Floating rate note payments due in 2017	$ 71